Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 8 – Commitments and Contingencies

Operating Lease

The Company leases an office space in Colorado at the rate of $4,572 per month and the lease expires in August 2017. In addition, the Company leases an office space in Wyoming at the rate of $5,838 per month and the lease expires in June 2019. Total rent expense under these leases was $33,169 and $13,717 for the three months ended December 31, 2015 and 2014, respectively and $96,526 and $19,290 for the nine months ended December 31, 2015 and 2014.

The following is a schedule of minimum future rental annual payments under the operating lease for the stated fiscal year ends:

3/31/2016	30,859
3/31/2017	123,453
3/31/2018	83,111
3/31/2019	62,940
3/31/2020	15,735
$316,098

Employment Agreement

The Company’s subsidiary, Terex, entered into a three year employment agreement in August 2014 with the Company’s Chief Executive Officer and President to serve as its Chief Executive Officer and President that includes compensation of a base salary of $204,000 per year under certain terms and conditions along with an auto allowance of $600 per month.

Consulting Agreement

The Company entered into a three year agreement effective September 1, 2014 with a consultant to perform services at the base rate of $150,000 per year under certain terms and conditions including with an auto allowance of $600 per month. In addition, the consultant has been granted cashless options to acquire up to 500,000 shares of Terex’s common stock at an option price of $0.10 per share for a period of three years from April 1, 2014. The options were fully vested at March 31, 2015. See Note 7 – Equity Based Payments.

Note 10 – Commitments and Contingencies

Operating Lease

The Company leases an office space in Colorado at the rate of $4,572 per month and the lease expires in August 2017. Total rent expense under this lease for the year ended March 31, 2015 is $37,614.

The following is a schedule of minimum future rental annual payments under the operating lease for the stated fiscal year ends:

Amount
3/31/16	$55,283
3/31/17	55,667
3/31/18	18,647
$129,597

Employment Agreement

The Company’s subsidiary, Terex, entered into a three year employment agreement in August 2014with the Company’s Chief Executive Officer and President to serve as its Chief Executive Officer and President that includes compensation of a base salary of $204,000 per year under certain terms and conditions along with an auto allowance of $600 per month.

Consulting Agreement

The Company entered into a three year agreement effective September 1, 2014 with a consultant to perform services at the base rate of $150,000 per year under certain terms and conditions including with an auto allowance of $600 per month. In addition, the consultant has been granted cashless options to acquire up to 500,000 shares of Terex’s common stock at an option price of $0.10 per share for a period of three years from April 1, 2014. The options vest ratably over the year ending March 31, 2015. See Note 5 – Equity Based Payments.